Investment Objectives and Goals - CHANNING INTRINSIC VALUE SMALL-CAP FUND	Jun. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – CHANNING INTRINSIC VALUE SMALL-CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Channing Intrinsic Value Small-Cap Fund (the “Fund”) is long-term capital appreciation.